Financial instruments and risk management - Interest rate risk - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage	100.00%	100.00%
Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 3,999	£ 4,444
USD LIBOR | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 2,063	£ 2,893
Fixed rate
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage	77.00%	78.00%
Minimum | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage	40.00%
Maximum | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage	90.00%